Offerings - Offering: 1	Feb. 02, 2026 USD ($) shares $ / shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	19,157,972
Proposed Maximum Offering Price per Unit | $ / shares	17.15
Maximum Aggregate Offering Price	$ 328,559,219.8
Fee Rate	0.01381%
Amount of Registration Fee	$ 45,374.03
Offering Note

(1)
On October 26, 2025, Huntington Bancshares Incorporated (“Huntington” or the “Registrant”) entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Cadence Bank (“Cadence”) and The Huntington National Bank. On February 1, 2026, Huntington completed the acquisition of Cadence pursuant to the Merger Agreement (the effective time of such acquisition, the “Effective Time”). The amount registered represents 19,157,972 shares of the common stock, par value $0.01, of Huntington (the “Huntington Common Stock”), which may be issuable in respect of (i) (a) 2,540,6533 shares of Huntington Common Stock which may be issuable upon the vesting or settlement of certain restricted stock unit awards and performance stock unit awards granted under the Amended and Restated 2015 Omnibus Incentive Plan (the “Cadence 2015 Omnibus Plan”), (b) 3,820,646 shares of Huntington Common Stock which may be issuable upon the vesting or settlement of certain restricted stock awards, restricted stock unit awards and performance stock unit awards granted under the Cadence Bank 2025 Long-Term Incentive Plan (the “Cadence 2025 LTIP”), (c) 1,106,887 shares of Huntington Common Stock which may be issuable upon the vesting or settlement of certain restricted stock awards and restricted stock unit awards granted under the Cadence Bank Equity Incentive Plan (the “Cadence EIP”), and (d) 3,916,197 shares of Huntington Common Stock which may be issuable upon the vesting or settlement of certain restricted stock unit awards and performance stock unit awards granted under the Cadence 2021 Long-Term Equity Incentive Plan (the “Cadence 2021 LTEIP” and, together with the Cadence 2015 Omnibus Plan, the Cadence 2025 LTIP, and the Cadence EIP, the “Cadence Equity Plans”), which were assumed by Huntington and converted into corresponding equity awards of the Registrant in connection with the transactions contemplated by the Merger Agreement (the “Assumed Awards”) and (ii) 7,773,609 shares of Huntington Common Stock, which may be issuable pursuant to equity awards to be granted after the date hereof to eligible individuals from the share reserve remaining, as of the Effective Time, under the Huntington Bancshares Incorporated 2024 Long-Term Incentive Plan (the “Huntington LTIP”) (as adjusted to reflect the exchange ratio under the Merger Agreement).  The proposed maximum offering price per share and proposed maximum aggregate offering price for the shares of the Huntington Common Stock covered by this Registration Statement have been estimated in accordance with Rules 457(c) and (h) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of calculating the registration fee. The price of $17.15 per share represents the average of the high and low sales prices of Huntington Common Stock as reported on the Nasdaq on January 28, 2026, a date within five business days prior to the filing of this Registration Statement.

(2)
Pursuant to Rule 416 under the Securities Act, this Registration Statement shall also cover an indeterminate number of additional shares of Huntington Common Stock that may become issuable by reason of any stock dividend, stock split, recapitalization, or other similar transaction that results in an increase in the number of outstanding shares of Huntington Common Stock.